Filed electronically with the Securities and Exchange Commission on
                                November 4, 1997

                                                               File No. 2-57139
                                                               File No. 811-2671

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.
                                   -----

        Post-Effective Amendment No.  33
                                    -----

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

        Amendment No. 24
                     -----

                             Scudder Municipal Trust
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            Two International Place, Boston, MA         02110-4103
          ---------------------------------------      ------------
         (Address of Principal Executive Offices)       (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------
                              Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston MA 02110
                -------------------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective

       X    immediately upon filing pursuant to paragraph (b)
    ------

            on May 1, 1997  pursuant to paragraph (b)
    ------

            60 days after filing pursuant to paragraph (a)(i)
    ------

            on __________ pursuant to paragraph (a)(i)
    ------

            75 days after filing pursuant to paragraph (a)(ii)
    ------

            on __________ pursuant to paragraph (a)(ii) of Rule 485.
    ------

If appropriate, check the following:

            this post-effective amendment designates a new effective date for a ------ previously filed post-effective amendment

                         SCUDDER MANAGED MUNICIPAL BONDS
                                       AND
                        SCUDDER HIGH YIELD TAX FREE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No. Item Caption             Prospectus Caption
-------- ------------             ------------------

1.       Cover Page               COVER PAGE

2.       Synopsis                 EXPENSE INFORMATION

3.       Condensed Financial      FINANCIAL HIGHLIGHTS
         Information

4.       General Description of   SCUDDER MANAGED MUNICIPAL BONDS-
         Registrant                 Investment objective and policies,
                                    investments
                                  SCUDDER HIGH YIELD TAX FREE FUND-
                                    Investment objective and policies,
                                    investments
                                  ADDITIONAL INFORMATION ABOUT POLICIES AND
                                    INVESTMENTS
                                  FUND ORGANIZATION

5.       Management of the Fund   A MESSAGE FROM SCUDDER'S CHAIRMAN
                                  FUND ORGANIZATION-Investment adviser, transfer
                                    agent
                                  SHAREHOLDER BENEFITS-A team approach to
                                    investing
                                  TRUSTEES AND OFFICERS

5A.      Management's Discussion  NOT APPLICABLE
         of Fund Performance

6.       Capital Stock and Other  DISTRIBUTION AND PERFORMANCE INFORMATION-
         Securities                 Dividends and capital gains distributions
                                  TRANSACTION INFORMATION-Tax information
                                  SHAREHOLDER BENEFITS-Toll-free Telephone
                                    Service and Information, T.D.D. Service for the Hearing Impaired, Dividend reinvestment plan
                                  HOW TO CONTACT SCUDDER

7.       Purchase of Securities   PURCHASES
         Being Offered            TRANSACTION INFORMATION-Purchasing shares
                                  INVESTMENT PRODUCTS AND SERVICES
                                  FUND ORGANIZATION-Underwriter

8.       Redemption or            EXCHANGES AND REDEMPTIONS
         Repurchase               TRANSACTION INFORMATION-Redeeming shares

9.       Pending Legal            NOT APPLICABLE
         Proceedings


                            Cross Reference - Page 1

PART B

                                  Caption in Statement of
Item No. Item Caption             Additional Information
-------- ------------             -----------------------

10.      Cover Page               COVER PAGE

11.      Table of Contents        TABLE OF CONTENTS

12.      General Information and  ORGANIZATION OF THE FUNDS
         History

13.      Investment Objectives    THE FUND'S AND THEIR OBJECTIVES
         and Policies

14.      Management of the Fund   TRUSTEES AND OFFICERS
                                  REMUNERATION

15.      Control Persons and      TRUSTEES AND OFFICERS
         Principal Holders of
         Securities

16.      Investment Advisory and  INVESTMENT ADVISER
         Other Services           DISTRIBUTOR
                                  ADDITIONAL INFORMATION-Experts, Other
                                   Information

17.      Brokerage Allocation     PORTFOLIO TRANSACTIONS-Brokerage
         and Other Practices

18.      Capital Stock and        ORGANIZATION OF THE FUNDS
         Other Securities

19.      Purchase, Redemption     PURCHASES
         and Pricing of           EXCHANGES AND REDEMPTIONS
         Securities Being         FEATURES AND SERVICES OFFERED BY THE FUNDS-
         Offered                   Dividend and Capital Gain Distribution
                                   Options
                                  SPECIAL PLAN ACCOUNTS
                                  NET ASSET VALUE

20.      Tax Status               DIVIDENDS
                                  TAXES

21.      Underwriters             DISTRIBUTOR

22.      Calculation of           PERFORMANCE INFORMATION
         Performance Data

23.      Financial Statements     FINANCIAL STATEMENTS


                            Cross Reference - Page 2

                           Part A


Part A of this Post-Effective Amendment No. 33 to the Registration Statement is incorporated by reference in its entirety to the Scudder Municipal Trust's current Post-Effective Amendment No. 32 on Form N-1A filed on April 29, 1997 and to its definitive Rule 497(c) filing on May 9, 1997.

                                     Part B


Part B of this Post-Effective Amendment No. 33 to the Registration Statement is incorporated by reference in its entirety to the Scudder Municipal Trust's current Post-Effective Amendment No. 32 on Form N-1A filed on April 29, 1997 and to its definitive Rule 497(c) filing on May 9, 1997.

                            SCUDDER MUNICIPAL TRUST

                           PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

      a.    Financial Statements

      Included in Part A:

            Scudder Managed Municipal Bonds

            Financial highlights for the ten fiscal years ended December 31, 1996.
            Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

      Included in Part A:

            Scudder High Yield Tax Free Fund
            Financial highlights for the period January 22, 1987 (commencement of operations) to December 31, 1987 and for the nine fiscal years ended December 31, 1996.
            Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

      Included in Part B:

            Scudder Managed Municipal Bonds

            Investment Portfolio as of December 31, 1996
            Statement of Assets and Liabilities as of December 31, 1996 Statement of Operations for the fiscal year ended December 31, 1996 Statements of Changes in Net Assets for the two fiscal years ended December 31, 1996
            Financial Highlights for the ten fiscal years ended December 31,
            1996
            Notes to Financial Statements
            Report of Independent Accountants
            Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

      Included in Part B:

            Scudder High Yield Tax Free Fund

            Investment Portfolio as of December 31, 1996
            Statement of Assets and Liabilities as of December 31, 1996 Statement of Operations for the year ended December 31, 1996 Statements of Changes in Net Assets for the two fiscal years ended December 31, 1996
            Financial Highlights for the period January 22, 1987 (commencement of operations) to December 31, 1987 and for the nine fiscal years ended December 31, 1996.
            Notes to Financial Statements
            Report of Independent Accountants
            Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

      Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.


                                 Part C - Page 1

            All references to the Registration Statement are to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission. File Nos. 2-57139 and 811-2671 (the "Registration Statement").

      b.    Exhibits:

            1.    (a)(1) Amended and Restated Declaration of Trust dated
                         December 8, 1987 is filed herein.

                  (a)(2) Amendment to Amended and Restated Declaration of Trust
                         dated December 11, 1990 is filed herein.

                  (b) Instrument dated October 29, 1986 Establishing and Designating an Additional Series of Shares is filed herein.

                  (c) Establishment and Designation of Series dated November 6, 1987 is filed herein.

            2.    (a)    By-laws of the Registrant dated September 24, 1976 as
                         amended through December 31, 1979 is filed herein.

                  (b) Amendment to the By-Laws of Registrant as amended through December 8, 1987 is filed herein.

                  (c) Amendment to the By-Laws of Registrant dated August 13, 1991 is filed herein.

                  (d) Amendment to the By-Laws of Registrant dated December 10, 1991 is filed herein.

            3.           Inapplicable.

            4.           Inapplicable.

            5.    (a)    Investment Management Agreement between the Registrant
                         (on behalf of Scudder Managed Municipal Bonds) and
                         Scudder, Stevens & Clark, Inc. dated December 12, 1990 is filed herein.

                  (b) Investment Management Agreement between the Registrant (on behalf of Scudder High Yield Tax Free Fund) and Scudder, Stevens & Clark, Inc. dated December 12, 1990 is filed herein.

                  (c) Investment Management Agreement between the Registrant (on behalf of Scudder Managed Municipal Bonds) and Scudder, Stevens & Clark, Inc. dated August 10, 1993 is filed herein.

            6. Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., formerly Scudder Fund Distributors, Inc. dated January 12, 1987 is filed herein.

            7.           Inapplicable.

            8.    (a)(1) Custodian Agreement between the Registrant and State
                         Street Bank and Trust Company dated March 17, 1980 is filed herein.

                  (a)(2) Fee schedule for Exhibit 8(a)(1) is filed herein.


                                 Part C - Page 2

                  (a)(3) Amendment No. 1 to the Custodian Agreement between the
                         Registrant and State Street Bank and Trust Company dated March 17, 1980 is filed herein.

                  (a)(4) Amendment to the Custodian Contract between the
                         Registrant and State Street Bank and Trust Company dated August 9, 1988 is filed herein.

                  (a)(5) Amendment to the Custodian Contract between the
                         Registrant and State Street Bank and Trust Company dated December 11, 1990 is filed herein.

                  (b) Subcustodian Agreement and Fee Schedule between State Street Bank and Trust Company and The Bank of New York, London office, dated December 31, 1978 is filed herein.

                  (c) Subcustodian Agreement between Irving Trust Company and State Street Bank and Trust Company dated November 30, 1987 is filed herein.

                  (d) Subcustodian Agreement between State Street Bank and Trust Company and Morgan Guaranty Trust Company of New York dated November 25, 1985 is filed herein.

                  (e) Subcustodian Agreement between Chemical Bank and State Street Bank and Trust Company dated May 31, 1988 is filed herein.

                  (f) Subcustodian Agreement between Security Pacific National Bank and Trust Company (New York) and State Street Bank and Trust Company dated February 18, 1988 is filed herein.

                  (g) Subcustodian Agreement between Bankers Trust Company and State Street Bank and Trust Company dated August 15, 1989 is filed herein.

                  (h) Fee Schedule for Exhibit 8(a)(1) is incorporated by reference to Post-Effective Amendment No. 29.

            9.    (a)(1) Transfer Agency, Service Agreement and Fee Schedule
                         between the Registrant and Scudder Service Corporation dated October 2, 1989 is filed herein.

                  (a)(2) Revised Fee Schedule dated October 1, 1995 for Exhibit
                         9 (a)(1) is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.

                  (a)(3) Fund Accounting Services Agreement between the
                         Registrant, on behalf of Scudder High Yield Tax Free Fund, and Scudder Fund Accounting Corporation dated January 23, 1995 is incorporated by reference to Post-Effective Amendment No. 29.

                  (a)(4) Fund Accounting Services Agreement between the
                         Registrant, on behalf of Scudder Managed Municipal Bonds, and Scudder Fund Accounting Corporation dated February 9, 1995 is incorporated by reference to Post-Effective Amendment No. 29.


                                 Part C - Page 3

                  (a)(5) Revised Fee Schedule for Exhibit 9(a)(1) dated October
                         1, 1996 is incorporated by reference to Post-Effective Amendment No. 32.

                  (b)    Inapplicable.

            10.          Inapplicable.

            11.          Inapplicable.

            12.          Inapplicable.

            13.          Inapplicable.

            14.          Inapplicable.

            15.          Inapplicable.

            16. Schedule for Computation of Performance Quotation is filed herein.

            17.          Inapplicable.

Item 25.    Persons Controlled by or under Common Control with Registrant.

            None

Item 26.    Number of Holders of Securities (as of October 13, 1997).

                         (1)                                   (2)
                   Title of Class                    Number of Shareholders
                   --------------                    ----------------------

            Scudder Managed Municipal Bonds                   10,925
            shares of beneficial interest
            ($ .01 par value)

            Scudder High Yield Tax Free Fund                   9,393
            shares of beneficial interest
            ($ .01 par value)

Item 27.    Indemnification.

            A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

            Article IV, sections 4.1-4.3 of Registrant's Declaration of Trust provide as follows:

            Section 4.1 No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person;


                                 Part C - Page 4
            and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

            Section 4.2 Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

            Section 4.3 Mandatory Indemnification.

            (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

            (b) No indemnification shall be provided hereunder to a Trustee or officer:

                  (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                  (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph
                        (b)(i)(b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                        (A) by the court or other body approving the settlement or other disposition; or


                                 Part C - Page 5

                        (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

            (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

            (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3 provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances: or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification. As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or
                        (ii) involved in the claim, action, suit or proceeding.

Item 28.    Business or Other Connections of Investment Adviser

            The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this
            Item 28.

                        Business and Other Connections of Board
      Name              of Directors of Registrant's Adviser
      ----              ------------------------------------

Stephen R. Beckwith     Director, Vice President, Treasurer, Chief Operating
                        Officer & Chief Financial Officer, Scudder, Stevens &
                        Clark, Inc. (investment adviser)**

Lynn S. Birdsong        Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        President & Director, The Latin America Dollar Income
                              Fund, Inc. (investment company)**
                        President & Director, Scudder World Income Opportunities
                              Fund, Inc. (investment company)**
                        President, The Japan Fund, Inc. (investment company)**
                        Supervisory Director, The Latin America Income and
                              Appreciation Fund N.V. (investment company) +
                        Supervisory Director, The Venezuela High Income Fund
                              N.V. (investment company) xx


                                 Part C - Page 6

                        Supervisory Director, Scudder Mortgage Fund (investment
                              company)+
                        Supervisory Director, Scudder Floating Rate Funds for
                              Fannie Mae Mortgage Securities I & II (investment company) +
                        Director, Canadian High Income Fund (investment
                              company)#
                        Director, Hot Growth Companies Fund (investment
                              company)#
                        Director, Sovereign High Yield Investment Company
                              (investment company)+
                        Director, Scudder, Stevens & Clark (Luxembourg) S.A.
                              (investment manager) #

Nicholas Bratt          Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        President & Director, Scudder New Europe Fund, Inc.
                              (investment company)**
                        President & Director, The Brazil Fund, Inc. (investment
                              company)**
                        President & Director, The First Iberian Fund, Inc.
                              (investment company)**
                        President & Director, Scudder International Fund, Inc.
                              (investment company)**
                        President & Director, Scudder Global Fund, Inc.
                              (President on all series except Scudder Global
                              Fund) (investment company)**
                        President & Director, The Korea Fund, Inc. (investment
                              company)**
                        President & Director, Scudder New Asia Fund, Inc.
                              (investment company)**
                        President, The Argentina Fund, Inc. (investment
                              company)**
                        Vice President, Scudder, Stevens & Clark Corporation
                              (Delaware) (investment adviser)**
                        Vice President, Scudder, Stevens & Clark Japan, Inc.
                              (investment adviser)###
                        Vice President, Scudder, Stevens & Clark of Canada Ltd.
                              (Canadian investment adviser) Toronto, Ontario, Canada
                        Vice President, Scudder, Stevens & Clark Overseas
                              Corporationoo

E. Michael Brown        Director, Chief Administrative Officer, Scudder, Stevens
                              & Clark, Inc. (investment adviser)**
                        Trustee, Scudder GNMA Fund (investment company)*
                        Trustee, Scudder Portfolio Trust (investment company)*
                        Trustee, Scudder U.S. Treasury Fund (investment
                              company)*
                        Trustee, Scudder Tax Free Money Fund (investment
                              company)*
                        Trustee, Scudder State Tax Free Trust (investment
                              company)*
                        Trustee, Scudder Cash Investment Trust (investment
                              company)*
                        Assistant Treasurer, Scudder Investor Services, Inc.
                              (broker/dealer)*
                        Director & President, Scudder Realty Holding Corporation
                              (a real estate holding company)*
                        Director & President, Scudder Trust Company (a trust
                              company)+++
                        Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady          Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        Director & Vice President, Scudder Investor Services,
                              Inc. (broker/dealer)*
                        Director & Vice President, Scudder Service Corporation
                              (in-house transfer agent)*
                        Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin       Director, Scudder, Stevens & Clark, Inc. (investment
                         adviser)**
                        Chairman & Trustee, AARP Cash Investment Funds
                              (investment company)**
                        Chairman & Trustee, AARP Growth Trust (investment
                              company)**
                        Chairman & Trustee, AARP Income Trust (investment
                              company)**
                        Chairman & Trustee, AARP Tax Free Income Trust
                              (investment company)**
                        Chairman & Trustee, AARP Managed Investment Portfolios
                              Trust (investment company)**
                        Director & Senior Vice President, Scudder Investor
                              Services, Inc. (broker/dealer)*
                        Director, SFA, Inc. (advertising agency)*


                                Part C - Page 7

Margaret D. Hadzima     Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        Assistant Treasurer, Scudder Investor Services, Inc.
                              (broker/dealer)*

Jerard K. Hartman       Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        Vice President, Scudder California Tax Free Trust
                              (investment company)*
                        Vice President, Scudder Equity Trust (investment
                              company)**
                        Vice President, Scudder Cash Investment Trust
                              (investment company)*
                        Vice President, Scudder Fund, Inc. (investment
                              company)**
                        Vice President, Scudder Global Fund, Inc. (investment
                              company)**
                        Vice President, Scudder GNMA Fund (investment company)*
                        Vice President, Scudder Portfolio Trust (investment
                              company)*
                        Vice President, Scudder Institutional Fund, Inc.
                              (investment company)**
                        Vice President, Scudder International Fund, Inc.
                              (investment company)**
                        Vice President, Scudder Investment Trust (investment
                              company)*
                        Vice President, Scudder Municipal Trust (investment
                              company)*
                        Vice President, Scudder Mutual Funds, Inc. (investment
                              company)**
                        Vice President, Scudder New Asia Fund, Inc. (investment
                              company)**
                        Vice President, Scudder New Europe Fund, Inc.
                              (investment company)**
                        Vice President, Scudder Securities Trust (investment
                              company)*
                        Vice President, Scudder State Tax Free Trust (investment
                              company)*
                        Vice President, Scudder Funds Trust (investment
                              company)**
                        Vice President, Scudder Tax Free Money Fund (investment
                              company)*
                        Vice President, Scudder Tax Free Trust (investment
                              company)*
                        Vice President, Scudder U.S. Treasury Money Fund
                              (investment company)*
                        Vice President, Scudder Pathway Series (investment
                              company)*
                        Vice President, Scudder Variable Life Investment Fund
                              (investment company)*
                        Vice President, The Brazil Fund, Inc. (investment
                              company)**
                        Vice President, The Korea Fund, Inc. (investment
                              company)**
                        Vice President, The Argentina Fund, Inc. (investment
                              company)**
                        Vice President & Director, Scudder, Stevens & Clark of
                              Canada, Ltd. (Canadian investment adviser)
                              Toronto, Ontario, Canada
                        Vice President, The First Iberian Fund, Inc. (investment
                              company)**
                        Vice President, The Latin America Dollar Income Fund,
                             Inc. (investment company)**
                        Vice President, Scudder World Income Opportunities Fund,
                              Inc. (investment company)**

Richard A. Holt         Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        Vice President, Scudder Variable Life Investment Fund
                              (investment company)*

John T. Packard         Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        President, Montgomery Street Income Securities, Inc.
                              (investment company)o
                        Chairman, Scudder Realty Advisors, Inc. (realty
                              investment adviser)x

Daniel Pierce           Chairman & Director, Scudder, Stevens & Clark, Inc.
                              (investment adviser)**
                        Chairman, Vice President & Director, Scudder Global
                              Fund, Inc. (investment company)**
                        Chairman & Director, Scudder New Europe Fund, Inc.
                              (investment company)**
                        Chairman & Director, The First Iberian Fund, Inc.
                              (investment company)**
                        Chairman & Director, Scudder International Fund, Inc.
                              (investment company)**
                        Chairman & Director, Scudder New Asia Fund, Inc.
                              (investment company)**
                        President & Trustee, Scudder Equity Trust (investment
                              company)**
                        President & Trustee, Scudder GNMA Fund (investment
                              company)*
                        President & Trustee, Scudder Portfolio Trust (investment
                              company)*
                        President & Trustee, Scudder Funds Trust (investment
                              company)**
                        President & Trustee, Scudder Securities Trust
                              (investment company)*
                        President & Trustee, Scudder Investment Trust
                              (investment company)*


                                 Part C - Page 8

                        President & Director, Scudder Institutional Fund, Inc.
                              (investment company)**
                        President & Director, Scudder Fund, Inc. (investment
                              company)**
                        President & Director, Scudder Mutual Funds, Inc.
                              (investment company)**
                        Vice President & Trustee, Scudder Municipal Trust
                              (investment company)*
                        Vice President & Trustee, Scudder Variable Life
                              Investment Fund (investment company)*
                        Vice President & Trustee, Scudder Pathway Series
                              (investment company)*
                        Trustee, Scudder California Tax Free Trust (investment
                              company)*
                        Trustee, Scudder State Tax Free Trust (investment
                              company)*
                        Vice President, Montgomery Street Income Securities,
                              Inc. (investment company)o
                        Chairman & President, Scudder, Stevens & Clark of
                              Canada, Ltd. (Canadian investment adviser),
                              Toronto, Ontario, Canada
                        Chairman & Director, Scudder Global Opportunities Funds
                              (investment company) Luxembourg
                        Chairman, Scudder, Stevens & Clark, Ltd. (investment
                              adviser) London, England
                        President & Director, Scudder Precious Metals, Inc.xxx Vice President, Director & Assistant Secretary, Scudder
                              Realty Holdings Corporation (a real estate holding company)*
                        Vice President, Director & Assistant Treasurer, Scudder
                              Investor Services, Inc. (broker/dealer)*
                        Director, Scudder Latin America Investment Trust PLC
                              (investment company)@
                        Director, Fiduciary Trust Company (banking & trust
                              company) Boston, MA
                        Director, Fiduciary Company Incorporated (banking &
                              trust company) Boston, MA
                        Trustee, New England Aquarium, Boston, MA
                        Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk        Director, Chief Legal Officer, Chief Compliance Officer
                              and Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                        Director, Vice President & Assistant Secretary, The
                              Argentina Fund, Inc. (investment company)**
                        Director, Vice President & Assistant Secretary, Scudder
                              International Fund, Inc. (investment company)**
                        Director, Vice President & Assistant Secretary, Scudder
                              New Asia Fund (investment company)**
                        Director, Vice President & Assistant Secretary, Scudder
                              Global Fund, Inc. (investment company)**
                        Trustee, Vice President & Assistant Secretary, Scudder
                              Equity Trust (investment company)**
                        Trustee, Vice President & Assistant Secretary, Scudder
                              Securities Trust (investment company)*
                        Trustee, Vice President & Assistant Secretary, Scudder
                              Funds Trust (investment company)**
                        Trustee, Scudder Investment Trust (investment company)*
                        Trustee, Scudder Municipal Trust (investment company)*
                        Vice President & Trustee, Scudder Cash Investment Trust
                              (investment company)*
                        Vice President & Trustee, Scudder Tax Free Money Fund
                              (investment company)*
                        Vice President & Trustee, Scudder Tax Free Trust
                              (investment company)*
                        Vice President & Secretary, AARP Growth Trust
                              (investment company)**
                        Vice President & Secretary, AARP Income Trust
                              (investment company)**
                        Vice President & Secretary, AARP Tax Free Income Trust
                              (investment company)**
                        Vice President & Secretary, AARP Cash Investment Funds
                              (investment company)**
                        Vice President & Secretary, AARP Managed Investment
                              Portfolios Trust (investment company)**
                        Vice President & Secretary, The Japan Fund, Inc.
                              (investment company)**
                        Vice President & Assistant Secretary, Scudder World
                              Income Opportunities Fund, Inc. (investment company)**


                                 Part C - Page 9

                        Vice President & Assistant Secretary, The Korea Fund,
                              Inc. (investment company)**
                        Vice President & Assistant Secretary, The Brazil Fund,
                              Inc. (investment company)**
                        Vice President & Assistant Secretary, Montgomery Street
                              Income Securities, Inc. (investment company)o
                        Vice President & Assistant Secretary, Scudder Mutual
                              Funds, Inc. (investment company)**
                        Vice President & Assistant Secretary, Scudder Pathway
                              Series (investment company)*
                        Vice President & Assistant Secretary, Scudder New Europe
                              Fund, Inc. (investment company)**
                        Vice President & Assistant Secretary, Scudder Variable
                              Life Investment Fund (investment company)*
                        Vice President & Assistant Secretary, The First Iberian
                              Fund, Inc. (investment company)**
                        Vice President & Assistant Secretary, The Latin America
                              Dollar Income Fund, Inc. (investment company)**
                        Vice President, Scudder Fund, Inc. (investment
                              company)**
                        Vice President, Scudder Institutional Fund, Inc.
                              (investment company)**
                        Vice President, Scudder GNMA Fund (investment company)* Director, Senior Vice President & Clerk, Scudder
                              Investor Services, Inc. (broker/dealer)*
                        Director, Vice President & Secretary, Scudder Fund
                              Accounting Corporation (in-house fund accounting agent)*
                        Director, Vice President & Secretary, Scudder Realty
                              Holdings Corporation (a real estate holding company)*
                        Director & Clerk, Scudder Service Corporation (in-house
                              transfer agent)*
                        Director, SFA, Inc. (advertising agency)*
                        Vice President, Director & Assistant Secretary, Scudder
                              Precious Metals, Inc.xxx

Cornelia M. Small       Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        President, AARP Cash Investment Funds (investment
                              company)**
                        President, AARP Growth Trust (investment company)**
                        President, AARP Income Trust (investment company)**
                        President, AARP Tax Free Income Trust (investment
                              company)**
                        President, AARP Managed Investment Portfolio Trust
                              (investment company)**

Edmond D. Villani       Director, President & Chief Executive Officer, Scudder,
                              Stevens & Clark, Inc. (investment adviser)**
                        Chairman & Director, The Argentina Fund, Inc.
                              (investment company)**
                        Chairman & Director, The Latin America Dollar Income
                              Fund, Inc. (investment company)**
                        Chairman & Director, Scudder World Income Opportunities
                              Fund, Inc. (investment company)**
                        Supervisory Director, Scudder Mortgage Fund (investment
                              company)+
                        Supervisory Director, Scudder Floating Rate Funds for
                              Fannie Mae Mortgage Securities I & II (investment company)+
                        Director, Scudder, Stevens & Clark Japan, Inc.
                              (investment adviser)###
                        Director, The Brazil Fund, Inc. (investment company)**
                        Director, Indosuez High Yield Bond Fund (investment
                              company) Luxembourg
                        President & Director, Scudder, Stevens & Clark Overseas
                              Corporationoo
                        President & Director, Scudder, Stevens & Clark
                              Corporation (Delaware) (investment adviser)**
                        Director, Scudder Realty Advisors, Inc. (realty
                              investment adviser)x
                        Director, IBJ Global Investment Management S.A.,
                              (Luxembourg investment management company)
                              Luxembourg, Grand-Duchy of Luxembourg


                                Part C - Page 10

Stephen A. Wohler       Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        Vice President, Montgomery Street Income Securities,
                              Inc. (investment company)o

      *     Two International Place, Boston, MA
      x     333 South Hope Street, Los Angeles, CA
      **    345 Park Avenue, New York, NY
      ++    Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
      +++   5 Industrial Way, Salem, NH
      o     101 California Street, San Francisco, CA
      #     Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
            Luxembourg B 34.564
      +     John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
      xx    De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands
            Antilles
      ##    2 Boulevard Royal, Luxembourg
      ***   B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
      xxx   Grand Cayman, Cayman Islands, British West Indies
      oo    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
      ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
      @     c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon,
            U.K.

Item 29.    Principal Underwriters.

      (a)   Scudder California Tax Free Trust
            Scudder Cash Investment Trust
            Scudder Equity Trust
            Scudder Fund, Inc.
            Scudder Funds Trust
            Scudder Global Fund, Inc.
            Scudder GNMA Fund
            Scudder Institutional Fund, Inc.
            Scudder International Fund, Inc.
            Scudder Investment Trust
            Scudder Municipal Trust
            Scudder Mutual Funds, Inc.
            Scudder Pathway Series
            Scudder Portfolio Trust
            Scudder Securities Trust
            Scudder State Tax Free Trust
            Scudder Tax Free Money Fund
            Scudder Tax Free Trust
            Scudder U.S. Treasury Money Fund
            Scudder Variable Life Investment Fund
            AARP Cash Investment Funds
            AARP Growth Trust
            AARP Income Trust
            AARP Tax Free Income Trust
            AARP Managed Investment Portfolios Trust
            The Japan Fund, Inc.


                                Part C - Page 11

        (b)

(1)                           (2)                                (3)

Name and Principal            Position and Offices with           Positions and
Business Address              Scudder Investor Services, Inc.     Offices with Registrant
----------------              -------------------------------     -----------------------

Lynn S. Birdsong              Senior Vice President               None
345 Park Avenue
New York, NY 10154

E. Michael Brown              Assistant Treasurer                 None
Two International Place
Boston, MA  02110

Mark S. Casady                Director and Vice President         None
Two International Place
Boston, MA  02110

Linda Coughlin                Director and Senior Vice President  None
Two International Place
Boston, MA  02110

Richard W. Desmond            Vice President                      None
345 Park Avenue
New York, NY  10154

Paul J. Elmlinger             Senior Vice President and           None
345 Park Avenue               Assistant Clerk
New York, NY  10154

Margaret D. Hadzima           Assistant Treasurer                 None
Two International Place
Boston, MA  02110

Thomas W. Joseph              Director, Vice President,           Vice President
Two International Place       Treasurer and Assistant Clerk
Boston, MA 02110

David S. Lee                  Director, President and Assistant   None
Two International Place       Treasurer
Boston, MA 02110

Thomas F. McDonough           Clerk                               Vice President and
Two International Place                                           Secretary
Boston, MA 02110

Thomas H. O'Brien             Assistant Treasurer                 None
345 Park Avenue
New York, NY  10154

Edward J. O'Connell           Assistant Treasurer                 Vice President and
345 Park Avenue                                                   Assistant Treasurer
New York, NY 10154


                                Part C - Page 12

Name and Principal            Position and Offices with           Positions and
Business Address              Scudder Investor Services, Inc.     Offices with Registrant
----------------              -------------------------------     -----------------------

Daniel Pierce                 Director, Vice President            President and Trustee
Two International Place       and Assistant Treasurer
Boston, MA 02110

Kathryn L. Quirk              Director, Senior Vice President     Trustee
345 Park Avenue               and Assistant Clerk
New York, NY  10154

Robert A. Rudell              Vice President                      None
Two International Place
Boston, MA 02110

Edmund J. Thimme              Vice President                      None
345 Park Avenue
New York, NY  10154

Benjamin Thorndike            Vice President                      None
Two International Place
Boston, MA 02110

Sydney S. Tucker              Vice President                      None
Two International Place
Boston, MA 02110

David B. Watts                Assistant Treasurer                 None
Two International Place
Boston, MA 02110

Linda J. Wondrack             Vice President                      None
Two International Place
Boston, MA 02110

      The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
      Item 29.

      (c)

             (1)               (2)              (3)            (4)         (5)
                        Net Underwriting  Compensation on
      Name of Principal  Discounts and     Redemptions      Brokerage     Other
        Underwriter       Commissions     and Repurchases  Commissions  Compensation
        -----------       -----------     ---------------  -----------  ------------

     Scudder Investor        None               None           None        None
      Services, Inc.

Item 30.    Location of Accounts and Records.

            Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.


                                Part C - Page 13

Item 31.    Management Services.

            Inapplicable.

Item 32.    Undertakings.

            Inapplicable.


                                Part C - Page 14

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of
Massachusetts on the   day of October, 1997.

                                          SCUDDER MUNICIPAL TRUST


                                          By ___________________________________
                                             Thomas F. McDonough, Vice President
                                             and Secretary

      Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                        TITLE                        DATE
---------                        -----                        ----


-------------------------
Henry P. Becton, Jr.*            Trustee                      October    , 1997


-------------------------
Dawn-Marie Driscoll*             Trustee                      October    , 1997


-------------------------
Peter B. Freeman*                Trustee                      October    , 1997


-------------------------
George M. Lovejoy, Jr.*          Trustee                      October    , 1997


-------------------------
Wesley W. Marple, Jr.*           Trustee                      October    , 1997


-------------------------
Daniel Pierce*                   Vice President and Trustee   October    , 1997


-------------------------
Kathryn L. Quirk*                Trustee                      October    , 1997


-------------------------
Jean C. Tempel                   Trustee                      October    , 1997

-------------------------
Pamela A. McGrath                Vice President and Treasurer
                                 Principal Financial and
                                 Accounting Officer)          October    , 1997


*By: ___________________________
     Thomas F. McDonough
     Attorney-in-fact pursuant to a power of
     attorney contained in the signature page of
     Post-Effective Amendment No. 24 to the
     Registration Statement filed on
     February 25, 1991 and Post-Effective
     Amendment No. 32 filed on April 29, 1997.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the ____ day of October, 1997.

                                          SCUDDER MUNICIPAL TRUST

                                          By ___________________________
                                             Thomas F. McDonough,
                                             Vice President and Secretary

      Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and B. Liebert and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                           TITLE                   DATE
---------                           -----                   ----


/s/ Jean C. Tempel
---------------------
Kathryn L. Quirk                    Trustee                 October    , 1997

                                                               File No. 2-57139
                                                               File No. 811-2671

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 33

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 24

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                             SCUDDER MUNICIPAL TRUST

                             SCUDDER MUNICIPAL TRUST

                                  EXHIBIT INDEX

                                Exhibit 1(a)(1)

                                Exhibit 1(a)(2)

                                  Exhibit 1(b)

                                  Exhibit 1(c)

                                  Exhibit 2(a)

                                  Exhibit 2(b)

                                  Exhibit 2(c)

                                  Exhibit 2(d)

                                  Exhibit 5(a)

                                  Exhibit 5(b)

                                  Exhibit 5(c)

                                   Exhibit 6

                                Exhibit 8(a)(1)

                                Exhibit 8(a)(2)

                                Exhibit 8(a)(3)

                                Exhibit 8(a)(4)

                                Exhibit 8(a)(5)

                                  Exhibit 8(b)

                                  Exhibit 8(c)

                                  Exhibit 8(d)

                                  Exhibit 8(e)

                                  Exhibit 8(f)

                                  Exhibit 8(g)

                                Exhibit 9(a)(1)

                                   Exhibit 16